Convertible Senior Notes (Details)		3 Months Ended
	Feb. 14, 2020 USD ($) day $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of convertible senior notes		$ 287,500,000	$ 0
Convertible Debt | 2027 Notes
Debt Instrument [Line Items]
Principal amount of notes	$ 287,500,000
Stated interest rate (percent)	1.75%
Proceeds from issuance of convertible senior notes	$ 278,300,000
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Threshold percentage of stock price trigger	130.00%
Conversion ratio	0.0308804
Conversion price (in dollars per share) | $ / shares	$ 32.38
Redemption price, percentage	100.00%
Long-term debt	$ 175,400,000	$ 171,305,000
Effective percentage		9.50%
Carrying amount of equity component	$ 112,100,000
Debt issuance costs		$ 9,200,000
Debt issuance costs, liability component		5,600,000
Debt issuance costs, equity component		$ 3,600,000
Convertible Debt | 2027 Notes | Debt Conversion Terms One
Debt Instrument [Line Items]
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Threshold percentage of stock price trigger	130.00%
Convertible Debt | 2027 Notes | Debt Conversion Terms Two
Debt Instrument [Line Items]
Threshold trading days | day	5
Threshold consecutive trading days | day	10
Threshold percentage of stock trading price	98.00%